Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets